Capital and Reserves - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($) Vote $ / shares shares	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Nov. 20, 2020 ARS ($)	May 15, 2020 ARS ($)	Apr. 24, 2019
Capital And Reserves [Line Items]
Percent of legal reserve	20.00%
Dividends paid	$ 3,063,448	$ 5,040,938	$ 2,737,131
Distribution of dividend in nominal value				$ 12,000,000	$ 2,500,000
BBVA Francs Valores SA [Member]
Capital And Reserves [Line Items]
Par value per share issued | $ / shares	$ 1
AcquisitionDate Percentage of Equity Interest in Acquiree held by Acquirer Immediately before Acquisition Date						95.00%
Number of shares issued | shares	50,441
Common Shares Issued Voting Rights Per Share | Vote	1